Unsecured senior notes- Maturity schedule (Details) - Mar. 31, 2016 - Unsecured senior notes ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Between 1 to 2 years		¥ 8,405
Between 3 to 4 years		14,548
Thereafter		28,773
Total principal amounts of unsecured senior notes		51,726
Level 2
Long-term Debt, Fiscal Year Maturity [Abstract]
Fair value	$ 8,111	¥ 52,443